Consolidated Statements of Cash Flows (CAD)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Activities
Net earnings	3,015,000	1,258,000	174,000
Items included in net earnings not affecting cash:
Cost of ginseng crops sold	5,026,000	6,868,000	5,901,000
Write-down of inventory and crop costs	200,000	170,000	514,000
Gain on the disposal of property, plant and equipment	(1,000)	(591,000)	(611,000)
Non-cash realized foreign exchange gains	(109,000)	(117,000)	(410,000)
Depreciation and amortization expense	19,000	8,000	10,000
Changes in non-cash operating assets and liabilities:
Accounts receivable	(136,000)	(14,000)	302,000
Inventory	4,000	29,000	(16,000)
Prepaid expenses	36,000	22,000	(3,000)
Accounts payable and accrued liabilities	65,000	50,000	(161,000)
Customer deposits	(1,479,000)	(1,822,000)	848,000
Ginseng crop expenditures	(1,937,000)	(2,536,000)	(2,901,000)
Net Cash Provided by (Used in) Operating Activities	4,703,000	3,325,000	3,647,000
Financing Activities
Bank indebtedness			(3,060,000)
Repayment of long-term debt	(2,950,000)	(3,712,000)	(527,000)
Net Cash Provided by (Used in) Financing Activities	(2,950,000)	(3,712,000)	(3,587,000)
Investing Activities
Purchase of property, plant and equipment	(20,000)	(86,000)	(145,000)
Proceeds from the disposition of property, plant and equipment	101,000	645,000	2,386,000
Net Cash Provided by (Used in) Investing Activities	81,000	559,000	2,241,000
Effect of exchange rate changes on cash	1,000	(1,000)	(5,000)
NET INCREASE IN CASH	1,835,000	171,000	2,296,000
CASH, BEGINNING OF THE PERIOD	2,659,000	2,488,000	192,000
CASH, END OF THE PERIOD	4,494,000	2,659,000	2,488,000
Other cash flows:
Interest paid	13,000	548,000	176,000